Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes
Schedule of current and deferred portions of net income tax expense

	2015	2014	2013
	(Dollars in Thousands)
Current
U.S.	$65,196	$72,561	$59,583
State	5,258	5,252	(1,530)
Foreign	(6)	1	3
Total current taxes	70,448	77,814	58,056
Deferred
U.S.	(261)	(969)	(1,692)
State	(71)	(58)	(125)
Total deferred taxes	(332)	(1,027)	(1,817)
Total income taxes	$70,116	$76,787	$56,239

Schedule of income tax expense differences from the amount computed by applying the U.S. Federal income tax rate to income before income taxes

	2015	2014	2013
	(Dollars in Thousands)
Computed expected tax expense	$72,389	$80,560	$64,183
Change in taxes resulting from:
Tax-exempt interest income	(3,910)	(4,554)	(4,828)
State tax, net of federal income taxes and tax credit	3,371	3,377	(110)
Tax refunds	—	—	(966)
Other investment income	(3,540)	(3,615)	(2,656)
Other	1,806	1,019	616
Actual tax expense	$70,116	$76,787	$56,239

Schedule of tax effects of temporary difference that give rise to significant portions of the deferred tax assets and deferred tax liabilities

	2015	2014
	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$25,689	$24,849
Other real estate owned	3,224	3,453
Impairment charges on available-for-sale securities	5,959	5,618
Accrued expenses	137	268
Other	7,411	5,809
Total deferred tax assets	42,420	39,997
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(18,266)	(18,314)
Net unrealized gains on available for sale investment securities	(1,171)	(6,182)
Identified intangible assets and goodwill	(20,169)	(18,787)
Other	(13,099)	(12,303)
Total deferred tax liabilities	(52,705)	(55,586)
Net deferred tax asset (liability)	$(10,285)	$(15,589)